S000083814 [Member] Investment Objectives and Goals - iShares Russell 2000 BuyWrite ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® RUSSELL 2000 BUYWRITE ETFTicker: IWMWStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Russell 2000 BuyWrite ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares Russell 2000 ETF while writing (selling) one-month call options to generate income.